Inventories	12 Months Ended
Dec. 31, 2021
Inventories

7 Inventories

	December 31,
	2021	2020
	US$’000	US$’000

Raw materials	89	63
Work in progress	20	20
Finished goods	438	259

	547	342

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the write-down of inventories is deemed appropriate. For the years ended December 31, 2021, and 2020, write-down of inventories amounted to US$55,000 and US$13,000, respectively, which were charged to cost of revenue in consolidated statements of operations and comprehensive income / (loss).

ZHEJIANG TIANLAN
Inventories	7 Inventories
	December 31,
	2021	2020
	RMB’000	RMB’000

Raw materials	2,381	341
Finished goods	1,005	2,048

	3,386	2,389